Other Income - Schedule of Other Income (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Schedule of Other Income [Abstract]
Fair value gain on other investments	$ 5,127	$ 6,592		$ 1,500
Government grants	39,044	50,204	75,798	35,062
Gain on disposal of plant and equipment			89,386	15,093
Gain on disposal of right-of-use assets			21,721	12,670
Gain on foreign exchange	7,806	10,038
Miscellaneous income	1,824	2,345		7,993
Other income	$ 53,801	$ 69,179	$ 186,905	$ 72,318